Nov. 14, 2016
Long Short Multi-Manager Fund - ACI | Neuberger Berman Alternative Funds
Supplement to the Summary Prospectus
Neuberger Berman Alternative and Multi-Asset Class Funds®

Supplement to the Summary Prospectus and Prospectus dated February 29, 2016, as amended May 25, 2016, and the Statement of Additional Information dated February 29, 2016, as amended April 21, 2016

Neuberger Berman Long Short Multi-Manager Fund

Class A, Class C and Institutional Class

This supplement describes important changes affecting Neuberger Berman Long Short Multi-Manager Fund (the “Fund”).  These changes were proposed by Neuberger Berman Investment Advisers LLC (“NBIA”) and approved by the Board of Trustees (the “Board”) of Neuberger Berman Alternative Funds as being in the best interests of the Fund’s shareholders.  If you have any questions regarding these changes, please contact NBIA at 877-628-2583.

New Strategy

Effective November 15, 2016, NBIA will add the Fundamental U.S. Equity Long/Short strategy of Lazard Asset Management LLC (“Lazard”) as a new strategy for the Fund.  Lazard is an existing subadviser for the Fund that is currently approved to manage assets for the Fund using both a Global Equity Long/Short strategy and a Japan Equity Long/Short strategy. However, concurrent with the addition of the new Fundamental U.S. Equity Long/Short strategy, these other two strategies will be removed from the Fund.

The following information supplements and supersedes any contrary information in the Summary Prospectus, Prospectus and Statement of Additional Information.

As a result of these changes, effective November 15, 2016, the Class A, Class C and Institutional Class Summary Prospectus and Prospectus of the Fund dated February 29, 2016, as amended May 25, 2016, are revised as follows:

The sixth sentence of the third paragraph of the “Principal Investment Strategies” section of the Summary Prospectus and Prospectus is hereby deleted in its entirety and replaced with the following:

Additionally, one subadviser’s strategy invests globally with a focus on equity securities of European companies.

The paragraph titled “Japan Risk” in the “Principal Investment Risks” section of the Summary Prospectus and Prospectus is hereby deleted in its entirety.

The date of this supplement is November 14, 2016.

Please retain this supplement for future reference.

Neuberger Berman Investment Advisers LLC
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800.877.9700
Institutional Services: 800.366.6264
Web site: www.nb.com